UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cascabel Management LP

Address:  101 Park Avenue
          33rd Floor
          New York, NY 10178


13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Sinclair
Title:  Managing Member
Phone:  (212) 984-6780


Signature, Place and Date of Signing:


  /s/ Scott Sinclair                New York, NY             February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:       $206,585
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name
         -----------------------           --------------------------------


                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012
                                                       Cascabel Management LP



COLUMN 1                        COLUMN 2        COLUMN 3  COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED  NONE
APPLE INC                     COM               037833100   7,983      15,000  SH          SOLE      NONE       15,000
ASCENT CAP GROUP INC          COM SER A         043632108   3,754      60,600  SH          SOLE      NONE       60,600
AUTONAVI HLDGS LTD            SPONSORED ADR     05330F106   2,995     264,083  SH          SOLE      NONE      264,083
BAZAARVOICE INC               COM               073271108      94      10,000  SH          SOLE      NONE       10,000
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203   8,398     200,000  SH          SOLE      NONE      200,000
DIAGEO P L C                  SPON ADR NEW      25243Q205   5,596      48,000  SH          SOLE      NONE       48,000
DICE HLDGS INC                COM               253017107   9,180   1,000,000  SH          SOLE      NONE    1,000,000
DISNEY WALT CO                COM DISNEY        254687106   1,245      25,000  SH          SOLE      NONE       25,000
GIANT INTERACTIVE GROUP INC   ADR               374511103  20,231   3,739,640  SH          SOLE      NONE    3,739,640
GOOGLE INC                    CL A              38259P508  10,611      15,000  SH          SOLE      NONE       15,000
HALCON RES CORP               COM NEW           40537Q209   3,418     493,867  SH          SOLE      NONE      493,867
JIAYUAN COM INTL LTD          SPONSORED ADR     477374102     207      37,292  SH          SOLE      NONE       37,292
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   3,780   1,000,000  SH          SOLE      NONE    1,000,000
MERCADOLIBRE INC              COM               58733R102   4,085      52,000      PUT     SOLE      NONE       52,000
MOODYS CORP                   COM               615369105   5,183     103,000      PUT     SOLE      NONE      103,000
NATIONSTAR MTG HLDGS INC      COM               63861C109   6,196     200,000  SH          SOLE      NONE      200,000
NVIDIA CORP                   COM               67066G104   9,195     750,000      CALL    SOLE      NONE      750,000
NVIDIA CORP                   COM               67066G104   6,743     550,000  SH          SOLE      NONE      550,000
PHILLIPS 66                   COM               718546104   6,638     125,000  SH          SOLE      NONE      125,000
QUIKSILVER INC                COM               74838C106   7,641   1,797,975  SH          SOLE      NONE    1,797,975
SOUFUN HLDGS LTD              ADR               836034108  23,367     934,668  SH          SOLE      NONE      934,668
SPDR S&P 500 ETF TR           TR UNIT           78462F103  35,603     250,000      CALL    SOLE      NONE      250,000
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A          848574109   6,788     400,000  SH          SOLE      NONE      400,000
THE ADT CORPORATION           COM               00101J106   9,298     200,000  SH          SOLE      NONE      200,000
YY INC                        ADS REPCOM CLA    98426T106   8,356     586,000  SH          SOLE      NONE      586,000



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